Long-Term Borrowings - Description of group borrowing arrangements (Details)				6 Months Ended
	Jun. 17, 2025 USD ($) installment	May 08, 2025 USD ($) item installment	Mar. 21, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 31, 2025	May 21, 2024	Jun. 29, 2023	May 23, 2022 USD ($)
Long-Term Borrowings
Gain from modification of loans					$ 1,828,959
Loss on debt extinguishment				$ 1,125,951
SOFR
Long-Term Borrowings
Adjustment to interest rate basis				2.27%
Nissos Nikouria | SOFR
Long-Term Borrowings
Adjustment to interest rate basis				1.40%
Nissos Anafi | SOFR
Long-Term Borrowings
Adjustment to interest rate basis				1.90%		1.40%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria
Long-Term Borrowings
Agreement amount, excluding non-cash element			$ 145,500,000
Bareboat vessel charter period			84 months
Gain from modification of loans					$ 1,800,000
Loss on debt extinguishment				$ 1,100,000
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period before commencement of charter period
Long-Term Borrowings
Charter hire, fixed amount			$ 909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period after commencement of charter period
Long-Term Borrowings
Charter hire, fixed amount			909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | After first but prior to seventh anniversary of commencement of charter period
Long-Term Borrowings
Amount of purchase option			$ 72,750,000
Purchase option as percentage of purchase price			75.00%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | On seventh anniversary of commencement of charter period
Long-Term Borrowings
Amount of purchase option			$ 40,921,875
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period before commencement of charter period
Long-Term Borrowings
Charter hire, price on variable rate			2.60%
Charter hire, margin on variable rate			2.45%
Charter hire, credit adjustment on variable rate			0.15%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period after commencement of charter period
Long-Term Borrowings
Charter hire, price on variable rate			2.00%
$125.7 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount									$ 125,700,000
$125.7 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis							1.65%	2.50%
$65 million Senior Secured Credit Facility
Long-Term Borrowings
Agreement amount	$ 65,000,000
Term of instrument	7 years
Number of quarterly repayment installments | installment	28
Amount of quarterly installment	$ 900,000
Amount of final balloon payment	$ 39,800,000
$65 million Senior Secured Credit Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.35%
$130 million Senior Secured Credit Facility
Long-Term Borrowings
Agreement amount		$ 130,000,000
Number of borrowings advances made | item		2
Term of instrument		7 years
Number of quarterly repayment installments | installment		28
$130 million Senior Secured Credit Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.40%
$130 million Senior Secured Credit Facility | Nissos Nikouria
Long-Term Borrowings
Agreement amount		$ 66,000,000
Amount of quarterly installment		900,000
Amount of final balloon payment		40,800,000
$130 million Senior Secured Credit Facility | Nissos Anafi
Long-Term Borrowings
Agreement amount		64,000,000
Amount of quarterly installment		1,000,000
Amount of final balloon payment		$ 36,000,000